Variable Interest Entities	12 Months Ended
Dec. 31, 2013
Variable Interest Entity, Consolidated, Carrying Amount, Assets and Liabilities, Net [Abstract]
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

We are the primary beneficiary of ten VIEs in solar energy projects that we consolidated as of December 31, 2013, four of which existed and were consolidated by the Company as of December 31, 2012. During the year ended December 31, 2013, one solar energy system project company and one other entity that were consolidated as of December 31, 2012 were deconsolidated.
The carrying amounts and classification of our consolidated VIEs’ assets and liabilities included in our consolidated balance sheet are as follows:

	As of December 31,
	2013	2012
In millions
Current assets	$274.1	$10.3
Noncurrent assets	167.2	56.2
Total assets	$441.3	$66.5
Current liabilities	$22.0	$8.5
Noncurrent liabilities	275.4	69.6
Total liabilities	$297.4	$78.1

The amounts shown in the table above exclude intercompany balances which are eliminated upon consolidation. All of the assets in the table above are restricted for settlement of the VIE obligations, and all of the liabilities in the table above can only be settled using VIE resources.  The company has not identified any material VIEs during the year ended December 31, 2013, for which we determined that we are not the primary beneficiary and thus did not consolidate.
During the third quarter of 2013, a VIE (Existing VIE) consolidated by us made an investment in an entity that was determined to be a VIE (New VIE) for which our consolidated Existing VIE was determined to be the primary beneficiary. Therefore, we consolidated the underlying New VIE as of September 30, 2013.  During the fourth quarter of 2014, certain contractual amendments and related events required us to reevaluate these entities, and as a result, we concluded that we were no longer determined to be the primary beneficiary of these entities as of December 31, 2013. We therefore deconsolidated the assets and liabilities of the Existing VIE and the assets and liabilities based on provisional amounts associated with preliminary purchase accounting of the New VIE as of December 31, 2013.